Dec. 29, 2017

BLACKROCK FUNDSSM

BlackRock Multi-Manager Alternative Strategies Fund

(the “Fund”)

Supplement dated March 15, 2018 to the Summary Prospectus, Prospectus and Statement of Additional Information of the Fund, each dated December 29, 2017

BlackRock Advisors, LLC, the Fund’s investment adviser (“BlackRock”), determined to terminate the sub-advisory agreement between BlackRock and Pine River Capital Management L.P. (“Pine River”). As a result, pursuant to the terms of such agreement, it was terminated effective March 6, 2018.

In connection with the termination of the sub-advisory agreement, effective March 6, 2018, all references in the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information to Pine River are hereby deleted in their entirety.